MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000




                                                                October 2, 2007

VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Series Trust X (the "Trust") (File Nos. 33-1657 and 811-4492) on Behalf of MFS(R) Aggressive Growth Allocation Fund, MFS(R) Conservative Allocation Fund, MFS(R) Emerging Markets Equity Fund, MFS(R) Growth
     Allocation Fund, MFS(R) International Diversification Fund, MFS(R) International Growth Fund, MFS(R) International Value Fund and MFS(R) Moderate Allocation Fund (the "Funds")


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 64 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on September 27, 2007.

Please call the undersigned at (617) 954-5182 or Jessica Rung at (617) 954-6149 with any questions you may have.

                                                Very truly yours,

                                                SUSAN S. NEWTON
                                                Susan S. Newton

SSN/bjn